LEASES - (Lessor) Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Fixed portion of the operating lease income	$ 118	$ 126	$ 130
Cost for facilities accounted for as operating leases	802	812
Accumulated depreciation for facilities accounted for as operating leases	$ 360	$ 340